PROPERTY, PLANT AND EQUIPMENT	6 Months Ended
Jun. 30, 2025
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT

US$ MILLIONS	Utilities	Transport	Midstream	Data	Total

Balance at December 31, 2023	$8,263	$18,880	$15,405	$9,086	$51,634
Acquisitions through business combinations(1)	—	—	—	4,141	4,141
Additions, net of disposals	480	1,229	626	1,121	3,456
Assets held by subsidiaries disposed during the period	—	(141)	—	—	(141)
Non-cash additions (disposals)	92	(221)	(146)	(303)	(578)
Assets reclassified as held for sale	—	(1,867)	—	—	(1,867)
Net foreign currency exchange differences	(268)	(306)	(1,141)	(230)	(1,945)
Balance at December 31, 2024	$8,567	$17,574	$14,744	$13,815	$54,700
Acquisitions through business combinations(1)	5	—	—	119	124
Additions, net of disposals	254	260	383	265	1,162
Assets reclassified as held for sale	—	—	—	(4)	(4)
Non-cash (disposals) additions	(33)	101	(23)	(10)	35
Net foreign currency exchange differences	596	359	827	32	1,814
Balance at June 30, 2025	$9,389	$18,294	$15,931	$14,217	$57,831

Accumulated depreciation:
Balance at December 31, 2023	$(1,834)	$(2,604)	$(1,538)	$(1,247)	$(7,223)
Depreciation expense	(413)	(1,003)	(629)	(775)	(2,820)
Disposals	74	26	—	15	115
Assets reclassified as held for sale	—	92	—	—	92
Assets held by subsidiaries disposed during the period	—	38	—	—	38
Non-cash disposals	35	39	101	12	187
Net foreign currency exchange differences	70	128	120	33	351
Balance at December 31, 2024	$(2,068)	$(3,284)	$(1,946)	$(1,962)	$(9,260)
Depreciation expense	(212)	(467)	(318)	(479)	(1,476)
Disposals	23	6	—	1	30
Non-cash disposals	31	45	14	8	98
Assets reclassified as held for sale	—	—	—	1	1
Net foreign currency exchange differences	(132)	(155)	(114)	(12)	(413)
Balance at June 30, 2025	$(2,358)	$(3,855)	$(2,364)	$(2,443)	$(11,020)

Accumulated fair value adjustments:
Balance at December 31, 2023	$1,907	$1,395	$833	$—	$4,135
Fair value adjustments	119	92	1,204	12	1,427
Net foreign currency exchange differences	(57)	(93)	(4)	—	(154)
Assets held by subsidiaries disposed during the period	—	(1)	—	—	(1)
Balance at December 31, 2024	$1,969	$1,393	$2,033	$12	$5,407
Net foreign currency exchange differences	188	86	5	—	279
Balance at June 30, 2025	$2,157	$1,479	$2,038	$12	$5,686

Net book value:
December 31, 2024	$8,468	$15,683	$14,831	$11,865	$50,847
June 30, 2025(2)	$9,188	$15,918	$15,605	$11,786	$52,497
1.Refer to Note 6, Acquisition of Businesses, for further details.
2.Includes right-of-use assets of $286 million in our utilities segment, $957 million in our transport segment, $301 million in our midstream segment and $3,479 million in our data segment. Current lease liabilities of $630 million have been included in accounts payable and other and non-current lease liabilities of $4,453 million have been included in other liabilities in the Consolidated Statements of Financial Position.
The partnership’s property, plant, and equipment is measured at fair value on a recurring basis with an effective date of revaluation for all asset classes of December 31, 2024. Brookfield Infrastructure determined fair value under the income method or on a depreciated replacement cost basis. The partnership’s right-of-use assets recorded as property, plant, and equipment are measured using the cost model. Assets under development are revalued where fair value could be reliably measured.